Accrued Liabilities and Other (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities were as follows:

	December 31,
	2020	2019

	(in thousands)
Payroll-related accruals	$14,305	$8,488
Value-added and other tax	1,553	1,557
Purchasing accruals	3,183	1,796
Accrued royalties	1,130	951
Accrued other liabilities	1,805	1,099
Total	$21,976	$13,891